CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONTRACT LIABILITIES
Contract liabilities - course fees	$ 7,520,859	$ 0
Contract liabilities - tailored job readiness training services	251,368	0
Contract liabilities - overseas study consulting services	0	291,833
Contract liabilities	$ 7,772,227	$ 291,833